As filed with the Securities and Exchange Commission on November 15, 2016.

Commission File No. 2-85378
Commission File No. 811-3462

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 85

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No. 85

Meeder Funds®
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7177, 6125 Memorial Drive, Dublin, Ohio 43017
(Address of Principal Executive Offices-Zip Code)

Registrant's Telephone Number, including Area Code:  (614) 766-7000

Robert S. Meeder, Jr., President – Meeder Asset Management, Inc.
P.O. Box 7177, 6125 Memorial Drive, Dublin, Ohio 43017
(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
It is proposed that this filing will become effective (check appropriate box).

/XXX/	immediately upon filing pursuant to paragraph (b) of Rule 485.

/____/	on October 26, 2016 pursuant to paragraph (b) of Rule 485.

/____/	60 days after filing pursuant to paragraph (a)(1).

/____/	on (date) pursuant to paragraph (a)(1).

/____/	75 days after filing pursuant to paragraph (a)(2).

/____/	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/____/	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 85 the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 84 filed October 26, 2016 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(a) under the Securities Act and has duly caused this Post-Effective Amendment No. 85 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Dublin, and the State of Ohio on the 15th day of November, 2016.

MEEDER FUNDS®

By:	/s/ Dale W. Smith
Dale W. Smith, Vice President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 85 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

Robert S. Meeder, Jr.*	President and Trustee	November 15, 2016
Robert S. Meeder, Jr.

/s/ Bruce E. McKibben	Treasurer, Principal Financial Officer and	November 15, 2016
Bruce E. McKibben	Principal Accounting Officer

Stuart M. Allen*	Trustee	November 15, 2016
Stuart M. Allen

Anthony V. D’Angelo*	Trustee	November 15, 2016
Anthony V. D’Angelo

*By:	/s/ Dale W. Smith	November 15, 2016
Dale W. Smith
Executed by Dale W. Smith on behalf
of those indicated pursuant to Powers of Attorney

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase